INVENTORIES	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES	INVENTORIES
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2022 and December 31, 2021, is comprised of the following:

	June 30, 2022	December 31, 2021
Finished products	6,720	5,743
Production in process	5,354	5,101
Raw materials	9,180	7,137
Manufacturing supplies, spare parts and other [1]	2,049	1,877
Total	23,303	19,858
1.Manufacturing supplies, spare parts and other consist of spare parts of 1.4 billion and manufacturing and other of 0.6 billion as of June 30, 2022. Manufacturing supplies, spare parts and other consist of spare parts of 1.4 billion and manufacturing and other of 0.5 billion as of December 31, 2021.
The amount of write-downs of inventories to net realizable value and slow moving items recognized as an expense are 203 and 57 during the six months ended June 30, 2022 and 2021, respectively.